March 8, 2012




VIA EDGAR LINK
Securities and Exchange Commission
100 F St. NE
Washington, D.C. 20549

	Re:	Symetra Separate Account C (811-08052)


Dear Commissioners:

	On behalf of Symetra Life Insurance Company and the Symetra Separate Account C, we hereby submit, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the Account's annual report for the period ending December 31, 2011 has been transmitted to contract owners accordingly. Attached are copies of the cover letters that accompanied the annual report mailing.

	We incorporate by reference the following annual reports for the underlying funds:

		Filer/Entity:  AIM Variable Insurance Funds (Invesco Variable
				Insurance Funds)
		Registration No.:  811-07452
		CIK No.:  0000896435
		Accession No.:  0000950123-12-003241
		Date of Filing:  02/27/2012

		Filer/Entity:  AMCAP Fund
		Registration No.:  811-01435
		CIK No.: 0000004405
		Accession No.:  0000051931-11-000764
		Date of Filing:  10/31/2011

		Filer/Entity:  American Balanced Fund
		Registration No.:  811-00066
		CIK No.: 0000004568
		Accession No.:  0000051931-12-000154
		Date of Filing:  02/29/2012

		Filer/Entity:  American High Income Trust
		Registration No.:  811-05364
		CIK No.: 0000823620
		Accession No.:  0000051931-11-000877
		Date of Filing:  11/30/2011

		Filer/Entity:  Capital World Bond Fund Inc.
		Registration No.:  811-05104
		CIK No.: 0000812303
		Accession No.:  0000051931-11-000882
		Date of Filing:	11/30/2011

		Filer/Entity:  EuroPacific Growth Fund
		Registration No.:  811-03734
		CIK No.: 0000719603
		Accession No.:  0000051931-11-000878
		Date of Filing:  11/30/2011

		Filer/Entity:  Investment Co. of America
		Registration No.:  811-00116
		CIK No.: 0000051931
		Accession No.:  0000051931-12-000158
		Date of Filing:  02/29/2012

		Filer/Entity:  Washington Mutual Investors Fund Inc.
		Registration No.:  811-00604
		CIK No.: 0000104865
		Accession No.:  0000104865-11-000052
		Date of Filing:  12/29/2011

		Filer/Entity: American Century Variable Portfolios Inc. Registration No.: 811-05188
		CIK No.:  0000814680
		Accession No.:  0001437749-12-001650
		Date of Filing:  02/23/2012

		Filer/Entity: American Century Variable Portfolios II Inc. Registration No.: 811-10155
		CIK No.:  0001124155
		Accession No.:  0001437749-12-001652
		Date of Filing:  02/23/2012

		Filer/Entity:  BlackRock Variable Series Funds, Inc.
		Registration No.:  811-03290
		CIK No.:  0000355916
		Accession No.:  0001193125-12-094305
		Date of Filing:  03/02/2012

		Filer/Entity:  Calvert Variable Products, Inc.
		Registration No.:  811-04000
		CIK No.:  0000743773
		Accession No.:  0000743773-12-000002
		Date of Filing:  03/07/2012

		Filer/Entity:  Calvert Variable Series Inc.
		Registration No.:  811-03591
		CIK No.:  0000708950
		Accession No.:  0000708950-12-000006
		Date of Filing:  03/07/2012

		Filer/Entity: Columbia Funds Variable Series Trust II Registration No.: 811-22127
		CIK No.:  0001413032
		Accession No.:  0001193125-12-094164
		Date of Filing:  03/02/2012

		Filer/Entity:  Dreyfus Investment Portfolios
		Registration No.:  811-08673
		CIK No.:  0001056707
		Accession No.:  0001056707-12-000001
		Date of Filing:  02/15/2012

		Filer/Entity: Dreyfus Socially Responsible Growth Fund Inc. Registration No.: 811-07044
		CIK No.:  0000890064
		Accession No.:  0000890064-12-000002
		Date of Filing:  02/14/2012

		Filer/Entity:  Dreyfus Stock Index Fund Inc.
		Registration No.:  811-05719
		CIK No.:  0000846800
		Accession No.:  0000846800-12-000001
		Date of Filing:  02/14/2012

		Filer/Entity:  Dreyfus Variable Investment Fund
		Registration No.:  811-05125
		CIK No.:  0000813383
		Accession No.:  0000813383-12-000004
		Date of Filing:  02/14/2012

		Filer/Entity:  DWS Investments VIT Funds
		Registration No.:  811-07507
		CIK No.:  0001006373
		Accession No.:  0000088053-12-000171
		Date of Filing:  02/24/2012

		Filer/Entity:  DWS Variable Series I
		Registration No.:  811-04257
		CIK No.:  0000764797
		Accession No.:  0000088053-12-000172
		Date of Filing:  02/24/2012

		Filer/Entity:  DWS Variable Series II
		Registration No.:  811-05002
		CIK No.:  0000810573
		Accession No.:  0000088053-12-000173
		Date of Filing:  02/24/2012

		Filer/Entity:  Federated Insurance Series
		Registration No.:  811-08042
		CIK No.:  0000912577
		Accession No.:  0001318148-12-000351
		Date of Filing:  02/24/2012

		Filer/Entity: Financial Investors Variable Insurance Trust Registration No.: 811-21987
		CIK No.:  0001382990
		Accession No.:  0001193125-12-101489
		Date of Filing:  03/07/2012

		Filer/Entity:  Franklin Templeton Variable Insurance Products
				Trust
		Registration No.:  811-05583
		CIK No.: 0000837274
		Accession Nos.:	  0001193125-12-091690
				  0001193125-12-091695
				  0001193125-12-091702
				  0001193125-12-091709
		Date of Filings:  03/01/2012

		Filer/Entity:  ING Investors Trust
		Registration No.:  811-05629
		CIK No.:  0000837276
		Accession No.:  0001145443-12-000174
		Date of Filing:  03/02/2012

		Filer/Entity:  JPMorgan Insurance Trust
		Registration No.:  811-07874
		CIK No.:  0000909221
		Accession No.:  0001193125-12-096650
		Date of Filing: 03/05/2012

		Filer/Entity:  Neuberger Berman Equity Funds
		Registration No:  811-00582
		CIK No.:  0000044402
		Accession No.:  0000898432-11-001167
		Date of Filing:  11/07/2011

		Filer/Entity: Neuberger Berman Advisers Management Trust Registration No: 811-04255
		CIK No.:  0000736913
		Accession No.:  0000894579-12-000073
		Date of Filing:  03/01/2012

		Filer/Entity:  Pioneer Variable Contracts Trust /MA/
		Registration No.:  811-08786
		CIK No.:  0000930709
		Accession No.:  0000078713-12-000018
		Date of Filing:  02/29/2012

		Filer/Entity:  PIMCO Variable Insurance Trust
		Registration No.:  811-08399
		CIK No.:  0001047304
		Accession No.:  0001193125-12-092692
		Date of Filing:  03/02/2012

		Filer/Entity:  Vanguard Variable Insurance Funds
		Registration No.:  811-05962
		CIK No.:  0000857490
		Accession No.:  0000932471-12-003829
		Date of Filing:  03/02/2012

		Filer/Entity:  Variable Insurance Products Fund
		Registration No.:  811-03329
		CIK No.:  0000356494
		Accession No.:  0000880195-12-000062
		Date of Filing:  02/23/2012

		Filer/Entity:  Variable Insurance Products Fund II
		Registration No.:  811-05511
		CIK No.:  0000831016
		Accession No.:  0000215829-12-000018
		Date of Filing:  02/23/2012

		Filer/Entity:  Variable Insurance Products III
		Registration No.:  811-07205
		CIK No.:  0000927384
		Accession No.:  0000215829-12-000019
		Date of Filing:  02/23/2012

		Filer/Entity:  Variable Insurance Products Fund V
		Registration No.:  811-05361
		CIK No.:  0000823535
		Accession No.:  0000722574-12-000059
		Date of Filing:  02/23/2012
		Accession No.:  0000823535-12-000023
		Date of Filing:  02/27/2012

		Filer Entity:  Wanger Advisors Trust
		Registration No.:  811-08748
		CIK No.:  0000929521
		Accession No.:  0001410578-12-000064
		Date of Filing:  03/02/2012

If you have any questions regarding this filing, please contact me at (425) 256-5026.

						Sincerely,


						/s/Jacqueline M Veneziani
						-------------------------
						Jacqueline M. Veneziani
						Vice President and Associate
						 General Counsel

RE: Have you changed your email address?

Dear Valued Customer:

We have attempted to notify you by email that you have new regulatory documents available for viewing, but each time the email has been returned as undeliverable. The documents are for the portfolios available in your variable annuity or variable life insurance product(s) issued by Symetra Life Insurance Company ("Symetra Life") or by First Symetra National Life Insurance Company of New York ("First Symetra").

This is a concern for us because the Securities and Exchange Commission (SEC) requires that we notify you when a new regulatory document is available for viewing. If you wish to continue receiving these notifications by email, please log in to your account and update your email address immediately. You can view these regulatory documents at www.symetra.com.(Customers with a variable annuity issued by First Symetra can view regulatory documents at www.symetra. com/newyork.)

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-796-3872, 6:00 a.m. to 4:30 p.m. PT or your registered representative.

/s/Thomas M. Marra

Thomas M. Marra
President
Symetra Life Insurance Company
First Symetra National Life Insurance Company of New York


Symetra Life Insurance Company, not a licensed insurer in New York, is the parent company of First Symetra National Life Insurance Company of New York.

RE: Regulatory Documents for Your Variable Annuity or Variable Life Insurance Product(s)

Dear Valued Customer:

Thank you for choosing the convenience of online delivery. Click on the links below to view the regulatory documents for the portfolios in your variable annuity or variable life insurance product(s) issued by Symetra Life Insurance Company or by First Symetra National Life Insurance Company of New York.

[insert links to each document]

As always, we are committed to providing you with quality products and services. We thank you for your business and look forward to helping you meet your financial goals in the years ahead.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-796-3872, 6:00 a.m. to 4:30 p.m. PT or your registered representative.


Thomas M. Marra
President